UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811- 4748
Dreyfus Premier Fixed Income Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	04/30/06

FORM N-CSR

Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
28	Statement of Financial Futures
28	Statement of Options Written
29	Statement of Assets and Liabilities
30	Statement of Operations
31	Statement of Changes in Net Assets
34	Financial Highlights
42	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Core Bond Fund, covering the six-month period from November 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed’s efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the bond market is more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year. As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation

May 15, 2006
2

DISCUSSION OF FUND PERFORMANCE

Kent Wosepka, Portfolio Manager

How did Dreyfus Premier Core Bond Fund perform relative to its benchmark?

For the six-month period ended April 30, 2006, the fund’s Class A shares achieved a 0.96% total return and distributed aggregate income dividends of $0.33 per share, Class B shares achieved a 0.78% total return and distributed aggregate income dividends of $0.29 per share, Class C shares achieved a 0.65% total return and distributed aggregate income dividends of $0.27 per share and Class R shares achieved a 1.16% total return and distributed aggregate income dividends of $0.35 per share.1 The fund’s benchmark, the Lehman Brothers U.S.Aggregate Index (the “Index”), produced a total return of 0.56% for the same period.2

After demonstrating remarkable resilience during most of the Federal Reserve Board’s (the “Fed”) credit-tightening campaign, bond yields began to rise — and their prices fell — during the reporting period as investors became more concerned about potential inflationary pressures in the U.S. economy.The fund produced higher returns than the Index, primarily due to its emphasis on corporate bonds, including better-performing high yield bonds, and its relatively short average duration, which enabled the fund to avoid the full brunt of market weakness late in the reporting period.

What is the fund’s investment approach?

The fund seeks to maximize total return through capital appreciation and current income. At least 80% of the fund must be invested in bonds, which include U.S.Treasury securities, U.S. government agency securities, corporate bonds, mortgage- and asset-backed securities, convertible securities and preferred stocks.The fund may invest up to 35% of its assets in bonds of below investment-grade credit quality, also known as high yield securities. However, the fund seeks to maintain an overall portfolio credit quality of investment-grade (BBB or higher).

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors affected the fund’s performance?

As it has since June 2004, the Fed continued its effort to forestall inflationary pressures by raising the overnight federal funds rate four times during the reporting period to 4.75% . During much of the Fed’s credit-tightening campaign, longer-term fixed-income securities held up remarkably well, mainly due to investors’ low inflation expectations and robust demand from overseas investors.As a result, the difference between shorter- and longer-term bond yields narrowed considerably. Indeed, at times during the reporting period, shorter-term rates exceeded longer-term yields, a phenomenon known as an “inverted yield curve.”

Later in the reporting period, however, longer-term yields began to rise more sharply, eroding longer-maturity bond prices, as investors became more concerned that resurgent energy prices and other inflationary pressures might cause the Fed to raise rates more than previously expected. U.S. Treasury securities proved to be especially sensitive to rising interest rates, while mortgage-backed securities and corporate bonds fared somewhat better.

In the midst of the Fed’s credit-tightening campaign, the fund began the reporting period with a relatively short average duration. At first, however, this position limited the fund’s ability to participate in strength related to the stability of longer-term bond yields and prices. Later in the reporting period, when longer-term bond yields began to rise, the fund’s short duration stance contributed positively to performance, effectively sheltering the fund from the full brunt of weakness among longer-term securities.

Our emphasis on corporate bonds, especially those with lower credit ratings, helped boost the fund’s returns, as lower-rated credits continued to benefit from investors’ ample appetite for risk. However, we maintained a selective approach to the corporate sector, avoiding those issuers engaged in mergers-and-acquisitions activities or leveraged buy-outs likely to increase their borrowing costs. In addition, the fund received strong contributions from high-quality asset-backed securities, commercial mortgage-backed securities and, at times,Treasury Inflation Protected

4

Securities (TIPS), which we regarded as higher-yielding alternatives to the U.S. government agency securities represented in the Index.

However, the fund’s relatively light exposure to mortgage-backed securities detracted from performance.Although we expected mortgage-backed securities to suffer in the rising interest rate environment, they benefited from unusually low levels of market volatility, helping them produce higher returns than U.S.Treasury securities for the reporting period.

What is the fund’s current strategy?

Although the Fed raised short-term interest rates for the sixteenth consecutive time on May 10, after the reporting period’s close, we believe that the end of the Fed’s credit-tightening campaign is in sight. Accordingly, we have begun to position the fund for the next phase of the credit cycle, including setting its average duration closer to a neutral position and diversifying the fund’s holdings across the market’s maturity range in a way that roughly mirrors that of the Index. We have continued to emphasize corporate bonds, which we expect to benefit from strong business conditions and healthy balance sheets, and de-emphasize mortgage-backed securities, which began to encounter heightened volatility late in the reporting period and appear to us to be richly valued. In our judgment, these are prudent strategies in today’s changing market environment.

May 15, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through September 30, 2006, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers U.S. Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Core Bond Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006
	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 4.48	$ 6.97	$ 8.21	$ 3.24
Ending value (after expenses)	$1,009.60	$1,007.80	$1,006.50	$1,011.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 4.51	$ 7.00	$ 8.25	$ 3.26
Ending value (after expenses)	$1,020.33	$1,017.85	$1,016.61	$1,021.57

† Expenses are equal to the fund’s annualized expense ratio of .90% for Class A, 1.40% for Class B, 1.65% for Class C and .65% for Class R, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—145.5%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense—.1%
L-3 Communications,
Conv. Bonds	3.00	8/1/35	625,000 [a]	625,000
Agricultural—.6%
Altria,
Notes	7.00	11/4/13	1,885,000	2,001,945
Altria,
Debs.	7.75	1/15/27	1,750,000 [b]	1,973,146
				3,975,091
Airlines—.0%
US Airways,
Enhanced Equip. Notes, Ser. C	8.93	10/15/09	1,435,843 [c,d]	144
Asset-Backed Ctfs./
Automobile Receivables—2.3%
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. D	6.50	5/15/12	1,100,000 [a]	1,078,803
Capital Auto Receivables Asset
Trust, Ser. 2006-1, Cl. D	7.16	1/15/13	1,450,000 [a]	1,443,823
Capital One Auto Finance Trust,
Ser. 2003-B, Cl. A4	3.18	9/15/10	350,000	344,342
Capital One Prime Auto Receivables
Trust, Ser. 2006-1, Cl. A1	4.87	3/15/07	2,152,102	2,151,886
Ford Credit Auto Owner Trust,
Ser. 2004-A, Cl. C	4.19	7/15/09	1,400,000	1,377,818
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	1,985,000	1,951,519
GS Auto Loan Trust,
Ser. 2004-1, Cl. A4	2.65	5/16/11	475,000	461,859
Hyundai Auto Receivables Trust,
Ser. 2006-A, Cl. A2	5.13	2/16/09	1,900,000	1,900,481
Navistar Financial Corp Owner
Trust, Ser. 2003-A, Cl. A4	2.24	11/15/09	848,606	833,585
Onyx Acceptance Grantor Trust,
Ser. 2003-D, Cl. A4	3.20	3/15/10	724,471	715,527
Triad Auto Receivables Owner
Trust, Ser. 2002-A, Cl. A4	3.24	8/12/09	334,578	331,713
WFS Financial Owner Trust,
Ser. 2004-1, Cl. A4	2.81	8/22/11	500,000	487,222
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	2,560,000	2,516,838
				15,595,416

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Credit Cards—2.2%
Capital One Multi-Asset Execution
Trust, Ser. 2004-C1, Cl. C1	3.40	11/16/09	3,410,000	3,363,355
MBNA Master Credit Card Note
Trust, Ser. 2002-C1, Cl. C1	6.80	7/15/14	11,322,000	11,938,166
				15,301,521
Asset-Backed Ctfs./
Home Equity Loans—14.4%
Accredited Mortgage Loan Trust,
Ser. 2005-1, Cl. A2A	5.06	4/25/35	445,646 [e]	445,925
Accredited Mortgage Loan Trust,
Ser. 2005-2, Cl. A2A	5.06	7/25/35	917,652 [e]	918,150
Accredited Mortgage Loan Trust,
Ser. 2005-3, Cl. A2A	5.06	9/25/35	2,328,160 [e]	2,329,848
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	2,550,000	2,440,095
Bear Stearns Asset Backed
Securities, Ser. 2005-TC1, Cl. A1	5.07	5/25/35	425,079 [e]	425,049
CIT Group Home Equity Loan Trust,
Ser. 2002-1, Cl. AF4	5.97	3/25/29	33,137	33,055
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. A3A	5.05	5/25/35	269,609 [e]	269,614
Citigroup Mortgage Loan Trust,
Ser. 2005-OPT3, Cl. A1A	5.05	5/25/35	691,074 [e]	691,157
Citigroup Mortgage Loan Trust,
Ser. 2005-OPT1, Cl. A1B	5.17	2/25/35	600,903 [e]	601,826
Conseco Finance Securitization,
Ser. 2000-E, Cl. A5	8.02	8/15/31	2,567,731	2,610,946
Countrywide Asset-Backed Ctfs.,
Ser. 2006-1, Cl. AF1	5.09	7/25/36	3,139,873 [e]	3,141,638
Credit-Based Asset Servicing and
Securitization,
Ser. 2005-CB4, Cl. AV1	5.06	8/25/35	917,155 [e]	917,863
Credit-Based Asset Servicing and
Securitization,
Ser. 2006-CB1, Cl. AF1	5.46	1/25/36	2,786,677	2,776,333
Credit-Based Asset Servicing and
Securitization,
Ser. 2005-CB8, Cl. AF5	5.65	12/25/35	3,167,000	3,089,525

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Home Equity Loans (continued)
Credit-Based Asset Servicing and
Securitization,
Ser. 2006-CB2, Cl. AF1	5.72	12/25/36	1,377,281	1,373,068
First Franklin Mortgage Loan
Asset-Backed Ctfs.,
Ser. 2005-FFH3, Cl. 2A1	5.09	9/25/35	2,207,917 [e]	2,209,465
First NLC Trust,
Ser. 2005-3, Cl. AV2	5.19	12/25/35	4,650,000 [e]	4,654,673
GSAA Trust,
Ser. 2006-7, Cl. AV1	5.08	3/25/46	5,893,000 [e]	5,893,000
Home Equity Asset Trust,
Ser. 2005-5, Cl. 2A1	5.07	11/25/35	2,653,822 [e]	2,655,815
Home Equity Asset Trust,
Ser. 2005-8, Cl. M4	5.54	2/25/36	1,870,000 [e]	1,875,526
Home Equity Asset Trust,
Ser. 2005-8, Cl. M5	5.57	2/25/36	2,560,000 [e]	2,567,487
Home Equity Asset Trust,
Ser. 2005-8, Cl. M7	6.08	2/25/36	1,175,000 [e]	1,187,263
Mastr Asset Backed Securities
Trust, Ser. 2005-WMC1, Cl. A3	5.06	3/25/35	214,878 [e]	214,887
Merrill Lynch Mortgage Investors,
Ser. 2005-WMC2, Cl. A2A	5.05	4/25/36	184,353 [e]	184,358
Morgan Stanley ABS Capital I,
Ser. 2005-WMC2, Cl. A2A	5.04	2/25/35	485,477 [e]	485,794
Morgan Stanley ABS Capital I,
Ser. 2005-WMC3, Cl. A2A	5.05	3/25/35	432,393 [e]	432,635
Morgan Stanley ABS Capital I,
Ser. 2005-WMC6, Cl. A2A	5.07	7/25/35	2,011,920 [e]	2,013,514
Morgan Stanley Home Equity Loans,
Ser. 2006-3, Cl. A1	5.05	4/25/36	2,200,000 [e]	2,200,000
Newcastle Mortgage Securities
Trust, Ser. 2006-1, Cl. A1	5.03	4/25/36	5,883,884 [e]	5,883,884
Ownit Mortgage Loan Asset-Backed
Ctfs., Ser. 2006-2, Cl. A2A	5.04	1/25/37	6,124,546 [e]	6,129,149
Ownit Mortgage Loan Asset-Backed
Ctfs., Ser. 2006-1, Cl. AF1	5.42	12/25/36	3,226,432	3,210,623

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Home Equity Loans (continued)
Park Place Securities,
Ser. 2005-WHQ2, Cl. A2A	5.06	5/25/35	410,286 [e]	410,548
Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-6, Cl. M1	5.91	1/25/36	2,100,000	2,074,533
Renaissance Home Equity Loan
Trust, Ser. 2006-1, Cl. AF2	5.53	5/25/36	3,000,000	2,993,920
Residential Asset Mortgage
Products, Ser. 2004-RS12, Cl. AI6	4.55	12/25/34	1,450,000	1,391,330
Residential Asset Mortgage
Products, Ser. 2005-RZ1, Cl. A1	5.06	12/25/34	985,433 [e]	986,157
Residential Asset Mortgage
Products, Ser. 2005-RS3, Cl. AIA1	5.06	3/25/35	1,174,285 [e]	1,175,136
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. AII1	5.07	2/25/35	634,567 [e]	635,075
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M2	5.44	2/25/35	2,105,000 [e]	2,130,993
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M3	5.51	2/25/35	600,000 [e]	609,241
Residential Asset Securities
Corp., Ser. 2005-AHL2, Cl. M3	5.43	10/25/35	555,000 [e]	556,697
Residential Asset Securities,
Ser. 2006-EMX3, Cl. A1	4.99	4/25/36	2,000,000 [e]	2,000,000
Residential Asset Securities,
Ser. 2005-EMX1, Cl. AI1	5.06	3/25/35	617,712 [e]	618,165
Residential Asset Securities,
Ser. 2004-KS10, Cl. AI1	5.13	10/25/13	11,510 [e]	11,517
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M1	5.39	9/25/35	2,290,000 [e]	2,298,264
Residential Asset Securities,
Ser. 2005-AHL2, Cl. M2	5.40	10/25/35	875,000 [e]	878,992
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M2	5.41	9/25/35	2,585,000 [e]	2,593,033
Residential Funding Mortgage
Securities II,
Ser. 2006-HSA2, Cl. AI1	5.07	3/25/36	857,964 [e]	858,314
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2	4.15	8/25/35	9,715,000	9,635,218

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Home Equity Loans (continued)
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M2	5.73	5/25/35	1,400,000	1,379,318
Specialty Underwriting &
Residential Finance,
Ser. 2005-BC2, Cl. A2A	5.06	12/25/35	734,000 [e]	734,590
Specialty Underwriting &
Residential Finance,
Ser. 2005-BC1, Cl. A1A	5.07	12/25/35	596,075 [e]	596,492
				98,429,698
Asset-Backed Ctfs./
Manufactured Housing—.8%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	2,854,706	2,973,603
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	1,500,000	1,486,453
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	1,000,000	972,265
				5,432,321
Auto Manufacturing—1.0%
DaimlerChrysler,
Notes	4.88	6/15/10	1,100,000	1,062,555
DaimlerChrysler,
Notes	5.33	3/13/09	1,925,000 [e]	1,927,091
DaimlerChrysler,
Notes, Ser. E	5.68	10/31/08	3,745,000 [e]	3,764,819
				6,754,465
Banking—6.1%
Bacob Bank,
Sub. Notes	7.25	3/15/49	1,410,000 [a]	1,440,555
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	1,710,000	1,769,850
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	3,090,000 [a,e]	2,895,077
City National Bank of Beverly
Hills California, Sub. Notes	6.38	1/15/08	350,000	355,651

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banking (continued)
Colonial Bank of Montgomery
Alabama, Sub. Notes	6.38	12/1/15	1,530,000	1,512,749
Colonial Bank of Montgomery
Alabama, Sub. Notes	8.00	3/15/09	540,000	565,423
Crestar Capital Trust I,
Capital Securities	8.16	12/15/26	1,165,000	1,226,313
Hibernia,
Sub. Notes	5.35	5/1/14	1,710,000	1,623,000
Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	3,305,000 [a,e]	3,145,478
Popular North America,
Notes, Ser. F	5.24	12/12/07	1,815,000 [b,e]	1,816,323
Shinsei Finance Cayman,
Bonds	6.42	1/29/49	735,000 [a,e]	714,956
Sovereign Bancorp,
Sr. Notes	5.10	3/1/09	2,965,000 [a,e]	2,969,533
USB Capital IX,
Bonds	6.19	3/29/49	1,410,000	1,394,765
Washington Mutual Preferred
Funding Delaware,
Bonds, Ser. A-1	6.53	3/29/49	1,800,000 [a,e]	1,756,057
Washington Mutual,
Sub. Notes	4.63	4/1/14	3,800,000	3,450,145
Washington Mutual,
Notes	5.37	1/15/10	1,550,000 [e]	1,557,965
Wells Fargo Capital I,
Capital Securities	7.96	12/15/26	450,000	472,741
Wells Fargo Capital,
Capital Securities, Ser. B	7.95	12/1/26	1,200,000 [a]	1,259,802
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	2,390,000	2,688,750
Zions Bancorporation,
Sr. Notes	2.70	5/1/06	3,975,000	3,975,000
Zions Bancorporation,
Sr. Notes	5.23	4/15/08	3,000,000 [e]	3,000,930
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	1,990,000	1,987,855
				41,578,918

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Building & Construction—1.2%
American Standard,
Sr. Notes	7.38	2/1/08	2,115,000	2,170,679
Centex,
Notes	4.75	1/15/08	1,010,000	996,150
DR Horton,
Sr. Notes	5.88	7/1/13	1,870,000	1,789,358
DR Horton,
Sr. Notes	8.00	2/1/09	1,250,000	1,319,983
Schuler Homes,
Sr. Sub. Notes	10.50	7/15/11	1,735,000	1,843,217
				8,119,387
Chemicals—1.9%
ICI North America,
Debs.	8.88	11/15/06	1,075,000	1,092,601
ICI Wilmington,
Notes	4.38	12/1/08	475,000	457,632
ICI Wilmington,
Notes	5.63	12/1/13	1,525,000	1,477,659
ICI Wilmington,
Notes	7.05	9/15/07	1,025,000	1,040,577
International Flavors &
Fragrances, Notes	6.45	5/15/06	4,240,000	4,241,170
Lubrizol,
Sr. Debs.	6.50	10/1/34	955,000	929,031
RPM International,
Sr. Notes	4.45	10/15/09	2,090,000	1,993,432
RPM International,
Bonds	6.25	12/15/13	1,955,000	1,928,627
				13,160,729
Commercial & Professional
Services—1.2%
Aramark Services,
Sr. Notes	6.38	2/15/08	2,600,000	2,632,287
Aramark Services,
Sr. Notes	7.00	5/1/07	2,415,000	2,441,466
Erac USA Finance,
Notes	5.40	4/30/09	965,000 [a,e]	965,955

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Commercial & Professional
Services (continued)
Erac USA Finance,
Notes	7.95	12/15/09	1,095,000 [a]	1,175,366
R.R. Donnelley & Sons,
Notes	5.00	11/15/06	1,000,000	995,180
				8,210,254
Commercial Mortgage
Pass-Through Ctfs.—4.3%
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	5.36	11/25/35	2,750,920 [a,e]	2,750,920
Bayview Commercial Asset Trust,
Ser. 2003-1, Cl. A	5.54	8/25/33	1,003,067 [a,e]	1,009,201
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	5.54	12/25/33	1,234,755 [a,e]	1,238,613
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. M6	5.60	4/25/36	501,390 [a,e]	501,390
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5	5.61	1/25/36	686,583 [a,e]	686,583
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	6.16	4/25/34	487,951 [a,e]	495,897
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B3	7.91	3/25/36	615,655 [a,e]	615,655
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	7.96	11/25/35	677,090 [a,e]	692,703
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5, Cl. A2	4.25	7/11/42	1,550,000	1,493,488
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18, Cl. A2	4.56	2/13/42	1,900,000	1,847,815
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	4.27	2/15/17	2,035,000 [a]	2,097,096
Credit Suisse/Morgan Stanley
Commercial Mortgage Ctfs.,
Ser. 2006-HC1, Cl. A1	5.03	5/15/08	3,150,000 [e]	3,149,987
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	1,815,000 [a]	1,766,753
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	2,275,000 [a]	2,260,829
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	550,000 [a]	549,512

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Commercial Mortgage
Pass-Through Ctfs. (continued)
GMAC Commercial Mortgage
Securities, Ser. 2003-C3, Cl. A2	4.22	4/10/40	1,475,000	1,426,287
Washington Mutual Asset
Securities, Ser. 2003-C1A, Cl. A	3.83	1/25/35	7,092,751 [a]	6,787,595
				29,370,324
Diversified Financial Services—10.7%
Amvescap,
Notes	4.50	12/15/09	3,500,000	3,367,910
Amvescap,
Notes	5.38	12/15/14	900,000	852,283
Amvescap,
Sr. Notes	5.90	1/15/07	1,960,000	1,966,364
Capital One Bank,
Sub. Notes	6.50	6/13/13	2,624,000	2,721,849
CIT,
Sr. Notes	4.90	8/15/08	2,820,000 [e]	2,825,397
Countrywide Home Loans,
Notes, Ser. L	2.88	2/15/07	3,345,000	3,281,144
Countrywide Home Loans,
Notes	4.13	9/15/09	2,010,000	1,922,728
Countrywide Home Loans,
Medium-Term Notes, Ser. J	5.50	8/1/06	1,200,000	1,201,066
Fondo LatinoAmericano
de Reservas, Notes	3.00	8/1/06	4,555,000 [a]	4,529,825
Ford Motor Credit,
Notes	5.79	9/28/07	2,830,000 [e]	2,720,629
Ford Motor Credit,
Notes	6.50	1/25/07	1,360,000 [b]	1,351,818
Ford Motor Credit,
Sr. Notes	7.20	6/15/07	1,550,000	1,529,205
Glencore Funding,
Notes	6.00	4/15/14	3,920,000 [a]	3,702,271
GMAC,
Notes	5.97	1/16/07	3,760,000 [e]	3,695,527
HSBC Finance,
Sr. Notes	5.26	9/14/12	4,195,000 [e]	4,215,925
ILFC E-Capital Trust I,
Bonds	5.90	12/21/65	3,560,000 [a,b]	3,475,799

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial
Services (continued)
Jefferies,
Sr. Notes	7.75	3/15/12	1,050,000	1,139,212
Leucadia National,
Sr. Notes	7.00	8/15/13	1,520,000	1,516,200
MBNA Capital,
Capital Securities, Ser. A	8.28	12/1/26	1,300,000	1,369,550
Mizuho JGB Investment,
Bonds, Ser. A	9.87	12/29/49	1,620,000 [a]	1,753,297
MUFG Capital Finance Tier 1,
Sr. Sub. Notes	6.35	3/15/49	3,650,000 [e]	3,583,139
Pemex Finance,
Bonds, Ser. 1999-2, Cl. A1	9.69	8/15/09	3,500,000	3,754,993
Residential Capital,
Sr. Notes	6.38	6/30/10	2,745,000	2,735,815
Residential Capital,
Sub. Notes	6.90	4/17/09	3,300,000 [a,e]	3,300,630
SB Treasury,
Bonds, Ser. A	9.40	12/29/49	3,330,000 [a,e]	3,572,694
St. George Funding,
Bonds	8.49	6/30/17	2,970,000 [a]	3,072,905
Tokai Preferred Capital,
Bonds, Ser. A	9.98	12/29/49	3,115,000 [a,e]	3,376,866
Windsor Financing,
Sr. Notes	5.88	7/15/17	925,000 [a]	914,946
				73,449,987
Diversified Metals & Mining—1.1%
Falconbridge,
Bonds	5.38	6/1/15	375,000	349,457
Falconbridge,
Notes	6.00	10/15/15	2,270,000	2,210,326
Falconbridge,
Debs.	7.35	11/1/06	2,755,000	2,779,666
Ispat Inland,
Secured Notes	9.75	4/1/14	155,000	174,620
Southern Copper,
Sr. Notes	7.50	7/27/35	2,020,000 [b]	1,964,450
				7,478,519

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Electric Utilities—4.9%
Ameren,
Bonds	4.26	5/15/07	800,000	790,078
American Electric Power,
Sr. Notes	4.71	8/16/07	1,400,000	1,387,099
Cinergy,
Debs.	6.53	12/16/08	1,405,000	1,437,891
Cogentrix Energy,
Sr. Notes	8.75	10/15/08	1,900,000 [a]	2,063,106
Consumers Energy,
First Mortgage Bonds, Ser. B	5.38	4/15/13	3,115,000	3,006,592
Dominion Resources,
Sr. Notes, Ser. D	5.26	9/28/07	3,790,000 [e]	3,794,305
FirstEnergy,
Sr. Notes	5.50	11/15/06	1,425,000	1,425,078
FirstEnergy,
Sr. Notes, Ser. B	6.45	11/15/11	3,530,000	3,644,425
FPL Energy National Wind,
Secured Notes	5.61	3/10/24	712,785 [a]	681,772
FPL Group Capital,
Debs., Ser. B	5.55	2/16/08	2,850,000	2,854,338
Mirant,
Sr. Notes	7.38	12/31/13	780,000 [a]	786,825
NiSource Finance,
Sr. Notes	5.34	11/23/09	1,775,000 [e]	1,782,654
PP&L Capital Funding,
Notes, Ser. D	8.38	6/15/07	2,000,000	2,050,874
PPL Capital Funding Trust I,
Sub. Notes	7.29	5/18/06	185,000	185,130
Sierra Pacific Power,
Mortgage Notes	6.25	4/15/12	1,050,000	1,052,016
TXU,
Sr. Notes, Ser. O	4.80	11/15/09	3,420,000	3,312,393
TXU,
Sr. Notes, Ser. J	6.38	6/15/06	1,825,000	1,835,851
Virginia Electric & Power,
Sr. Notes, Ser. A	5.38	2/1/07	1,750,000	1,748,835
				33,839,262

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Environmental Control—.5%
Oakmont Asset Trust,
Notes	4.51	12/22/08	975,000 [a]	943,846
Waste Management,
Sr. Notes	6.50	11/15/08	1,280,000	1,309,586
Waste Management,
Sr. Notes	7.00	7/15/28	1,350,000	1,405,040
				3,658,472
Food & Beverages—1.4%
Bavaria,
Sr. Notes	8.88	11/1/10	3,450,000 [a]	3,743,250
HJ Heinz,
Notes	6.43	12/1/20	2,250,000 [a]	2,287,762
Safeway,
Sr. Notes	4.13	11/1/08	1,295,000	1,248,228
Stater Brothers,
Sr. Notes	8.13	6/15/12	1,250,000	1,256,250
Tyson Foods,
Sr. Notes	6.60	4/1/16	1,100,000 [b]	1,081,021
				9,616,511
Foreign/Governmental—2.1%
Argentina Bonos,
Bonds	4.89	8/3/12	4,445,000 [e]	3,720,465
Banco Nacional de Desenvolvimento
Economico e Social, Notes	5.73	6/16/08	2,445,000 [e]	2,417,494
Export-Import Bank of Korea,
Sr. Notes	4.50	8/12/09	1,155,000	1,121,733
Mexican Bonos,
Bonds, Ser. M	9.00	12/22/11	23,190,000 [f]	2,158,504
Republic of Brazil,
Bonds	12.50	1/5/16	6,065,000 [b,f]	2,906,872
Republic of Peru,
Bonds	8.38	5/3/16	2,030,000 [b]	2,220,820
				14,545,888
Health Care—1.4%
Baxter International,
Sr. Notes	5.20	2/16/08	2,100,000	2,091,428
Coventry Health Care,
Sr. Notes	5.88	1/15/12	1,170,000	1,152,450
Medco Health Solutions,
Sr. Notes	7.25	8/15/13	4,725,000	5,046,125

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Health Care (continued)
Teva Pharmaceutical Finance,
Bonds	6.15	2/1/36	1,290,000	1,195,737
				9,485,740
Lodging & Entertainment—.9%
Carnival,
Notes	7.30	6/1/07	1,750,000	1,781,336
Harrah’s Operating,
Notes	7.13	6/1/07	1,410,000	1,432,377
MGM Mirage,
Sr. Notes	6.00	10/1/09	1,310,000	1,298,538
Mohegan Tribal Gaming Authority,
Sr. Notes	6.13	2/15/13	1,355,000	1,322,819
Speedway Motorsports,
Sr. Sub. Notes	6.75	6/1/13	215,000	213,388
				6,048,458
Machinery—.2%
Terex,
Sr. Sub. Notes	7.38	1/15/14	1,295,000	1,317,663
Manufacturing—.8%
Bombardier,
Notes	6.30	5/1/14	2,095,000 [a]	1,943,113
Tyco International,
Notes	5.80	8/1/06	1,790,000	1,791,738
Tyco International,
Notes	6.88	1/15/29	1,695,000	1,748,211
				5,483,062
Media—2.0%
CBS,
Sr. Notes	5.63	5/1/07	1,400,000	1,398,695
Clear Channel Communications,
Notes	4.25	5/15/09	1,800,000	1,724,144
Clear Channel Communications,
Notes	4.50	1/15/10	2,300,000	2,181,957
Liberty Media,
Sr. Notes	6.41	9/17/06	3,700,000 [e]	3,717,760
Media General,
Notes	6.95	9/1/06	2,895,000	2,902,145
Univision Communications,
Sr. Notes	2.88	10/15/06	2,170,000	2,144,320
				14,069,021

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Oil & Gas—2.6%
Colorado Interstate Gas,
Sr. Notes	5.95	3/15/15	1,100,000	1,046,059
Enterprise Products Operating,
Sr. Notes, Ser. B	4.00	10/15/07	470,000	459,442
Enterprise Products Operating,
Sr. Notes, Ser. B	4.63	10/15/09	4,035,000	3,900,719
ONEOK,
Sr. Notes	5.51	2/16/08	2,450,000	2,448,109
Plains All American Pipeline
Finance, Sr. Notes	5.63	12/15/13	4,436,000 [b]	4,323,104
Plains All American Pipeline
Finance, Sr. Notes	5.88	8/15/16	4,672,000	4,541,754
Sempra Energy,
Sr. Notes	4.62	5/17/07	1,365,000	1,354,245
				18,073,432
Packaging & Containers—.5%
Crown Americas Capital,
Sr. Notes	7.63	11/15/13	1,200,000 [a]	1,236,000
Crown Americas Capital,
Sr. Notes	7.75	11/15/15	650,000 [a]	671,125
Sealed Air,
Bonds	6.88	7/15/33	1,770,000 [a]	1,744,064
				3,651,189
Paper & Forest Products—.7%
Georgia-Pacific,
Sr. Notes	8.00	1/15/24	1,745,000	1,749,363
Sappi Papier,
Notes	6.75	6/15/12	1,530,000 [a]	1,456,828
Temple-Inland,
Bonds	6.63	1/15/18	1,525,000 [b]	1,546,827
				4,753,018
Property-Casualty Insurance—1.5%
Ace Capital Trust II,
Bonds	9.70	4/1/30	2,220,000	2,863,882
AON,
Capital Securities	8.21	1/1/27	1,590,000	1,763,886
Assurant,
Sr. Notes	6.75	2/15/34	885,000	889,868
Marsh and McLennan Cos.,
Sr. Notes	5.38	3/15/07	2,200,000	2,193,765

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Property-Casualty
Insurance (continued)
Nippon Life Insurance,
Notes	4.88	8/9/10	1,900,000 [a,b]	1,837,232
Phoenix Cos.,
Sr. Notes	6.68	2/16/08	1,025,000	1,031,688
				10,580,321
Real Estate Investment Trusts—5.9%
Archstone-Smith Operating Trust,
Notes	3.00	6/15/08	1,435,000	1,371,705
Archstone-Smith Operating Trust,
Sr. Notes	5.25	5/1/15	775,000	735,749
Arden Realty,
Notes	5.25	3/1/15	2,275,000	2,191,278
Boston Properties,
Sr. Notes	5.63	4/15/15	1,120,000	1,088,080
Commercial Net Lease Realty,
Sr. Notes	6.15	12/15/15	1,505,000	1,464,525
Duke Realty,
Notes	3.50	11/1/07	1,055,000	1,027,861
Duke Realty,
Sr. Notes	5.25	1/15/10	1,885,000	1,854,661
EOP Operating,
Notes	5.59	10/1/10	1,075,000 [e]	1,085,130
EOP Operating,
Notes	6.76	6/15/07	3,250,000	3,293,966
EOP Operating,
Sr. Notes	7.00	7/15/11	2,675,000	2,816,847
ERP Operating,
Notes	4.75	6/15/09	1,000,000	979,684
ERP Operating,
Notes	5.13	3/15/16	1,125,000	1,052,924
Healthcare Realty Trust,
Sr. Notes	5.13	4/1/14	3,800,000	3,524,052
HRPT Properties Trust,
Sr. Notes	5.52	3/16/11	3,575,000 [e]	3,585,428
Mack-Cali Realty,
Notes	5.05	4/15/10	2,300,000	2,230,972
Mack-Cali Realty,
Notes	5.25	1/15/12	800,000	774,406

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Real Estate Investment
Trusts (continued)
Regency Centers,
Sr. Notes	5.25	8/1/15	2,000,000	1,879,304
Simon Property,
Notes	4.60	6/15/10	1,512,000	1,458,096
Simon Property,
Notes	4.88	8/15/10	1,180,000	1,147,873
Socgen Real Estate,
Bonds, Ser. A	7.64	12/29/49	6,660,000 [a]	6,839,354
				40,401,895
Residential Mortgage
Pass-Through Ctfs.—4.3%
American General Mortgage Loan
Trust, Ser. 2006-1, Cl. A1	5.75	12/25/35	2,109,258 [a]	2,110,749
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF2	4.92	8/25/35	1,225,802	1,212,433
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	2,350,000	2,263,121
Country Wide Home Loans,
Ser. 2002-J4, Cl. B3	5.85	10/25/32	344,912	325,055
Countrywide Alternative Loan
Trust, Ser. 2005-J4, Cl. 2A1B	5.08	7/25/35	328,406 [e]	328,448
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1, Cl. 1A1	6.25	10/25/34	4,579,725	4,584,489
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	5.71	2/25/36	1,961,251 [e]	1,970,320
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	6.46	2/25/36	1,601,689 [e]	1,539,398
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.31	5/25/36	1,022,232 [e]	1,022,232
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1	4.48	2/25/35	1,172,974 [e]	1,133,742
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	2,355,000	2,258,549
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	1,630,000	1,576,063
Ocwen Residential MBS,
Ser. 1998-R1, Cl. B1	7.00	10/25/40	2,436,448 [a]	2,458,418

22

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Residential Mortgage
Pass-Through Ctfs. (continued)
Prudential Home Mortgage
Securities, REMIC,
Ser. 1994-A, Cl. 5B	6.73	4/28/24	4,807 [a]	4,761
Washington Mutual,
Ser. 2005-AR4, Cl. A4B	4.68	4/25/35	4,525,000 [e]	4,412,568
Wells Fargo Mortgage Backed
Securities Trust,
Ser. 2003-1, Cl. 2A9	5.75	2/25/33	2,500,000	2,375,057
				29,575,403
Retail—.3%
May Department Stores,
Notes	3.95	7/15/07	750,000	734,554
May Department Stores,
Notes	5.95	11/1/08	1,035,000	1,045,154
Owens & Minor,
Notes	6.35	4/15/16	535,000	531,264
				2,310,972
State Government—2.8%
New York Counties Tobacco Trust
III, Pass-Through Ctfs., Ser. B	6.00	6/1/27	2,685,000	2,594,247
Tobacco Settlement Authority of
Iowa, Asset-Backed Bonds, Ser. A	6.50	6/1/23	4,140,000	4,053,681
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	6.13	6/1/42	11,630,000	12,253,019
				18,900,947
Technology—.2%
Freescale Semiconductor,
Sr. Notes	6.88	7/15/11	1,150,000	1,173,000
Telecommunications—3.4%
Deutsche Telekom International
Finance, Notes	5.12	3/23/09	7,050,000 [e]	7,057,466
Deutsche Telekom International
Finance, Bonds	8.25	6/15/30	1,275,000 [e]	1,518,279
France Telecom,
Notes	7.75	3/1/11	1,770,000 [e]	1,927,512

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)

Telecommunications (continued)
Nextel Communications,
Sr. Notes, Ser. F	5.95	3/15/14	1,405,000		1,383,780
Nordic Telephone,
Bonds	8.25	5/1/16	600,000	[a,f]	787,238
Qwest,
Sr. Notes	7.88	9/1/11	1,965,000		2,070,619
Qwest,
Sr. Notes	8.16	6/15/13	1,600,000	[e]	1,750,000
Sprint Capital,
Notes	8.75	3/15/32	1,725,000		2,146,576
Telecom Italia Capital,
Notes	5.63	2/1/11	1,895,000	[e]	1,908,525
Verizon Global Funding,
Notes	4.88	8/15/07	2,525,000	[e]	2,526,369
					23,076,364
Textiles & Apparel—.2%
Mohawk Industries,
Sr. Notes	5.75	1/15/11	1,370,000		1,361,262
Transportation—.3%
Ryder System,
Notes	3.50	3/15/09	1,980,000		1,874,120
U.S. Government Agencies—3.3%
Federal National Mortgage
Association, Notes	2.38	2/15/07	14,845,000		14,525,625
Federal National Mortgage
Association, Notes	5.00	7/25/08	8,000,000		7,962,008
					22,487,633
U.S. Government Agencies/
Mortgage-Backed—24.6%
Federal Home Loan Mortgage Corp.:
6.50%, 3/1/32			1,002,824		1,022,636
Multiclass Mortgage
Participation Ctfs. REMIC:
Ser. 2752, Cl. GM 5.00%, 3/15/26			4,000,000	[g]	683,002
Ser. 2731, Cl. PY, 5.00%, 5/15/26			4,367,209	[g]	735,866
Federal National Mortgage Association:
4.50%			31,825,000	[h]	30,303,129
5.00%			49,705,000	[h]	47,017,451

24

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage Association (continued):
5.50%	925,000 [h]	898,406
5.00%, 12/1/17—5/1/18	18,079,004	17,607,128
5.50%, 5/1/29—9/1/34	31,565,342	31,002,501
6.00%, 6/1/22—9/1/34	7,208,068	7,186,952
6.50%, 11/1/08—10/1/32	259,864	265,151
7%, 9/1/2014 7.00%, 9/1/14	106,184	109,297
REMIC, Trust, Gtd.
Pass-Through Ctfs., Ser. 2004-58,
Cl. LJ, 5.00%, 7/25/34	5,269,868	5,218,855
Government National Mortgage Association I:
Ser. 2004-43, Cl. A, 2.82%, 12/16/19	588,978	560,006
Ser. 2005-34, Cl. A, 3.96%, 9/16/21	2,110,226	2,052,744
Ser. 2005-79, Cl. A, 4.00%, 10/16/33	2,058,212	1,984,436
Ser. 2005-50, Cl. A, 4.02%, 10/16/26	2,009,180	1,945,131
Ser. 2005-29, Cl. A, 4.02%, 7/16/27	2,590,778	2,497,924
Ser. 2005-42, Cl. A, 4.05%, 7/16/20	2,382,704	2,317,051
Ser. 2005-67, Cl. A, 4.22%, 6/16/21	1,878,378	1,830,899
Ser. 2005-59, Cl. A, 4.39%, 5/16/23	2,002,965	1,956,176
Ser. 2005-32, Cl. B, 4.39%, 8/16/30	4,725,000	4,588,731
Ser. 2004-39, Cl. LC, 5.50%, 12/20/29	5,535,000	5,505,418
Government National Mortgage Association II:
4.38%, 4/20/30	487,347 [e]	487,917
4.50%, 7/20/30	551,825 [e]	553,409
		168,330,216
U.S. Government—32.8%
U.S. Treasury Bonds:
4.50%, 2/15/36	13,470,000	12,109,328
5.25%, 11/15/28	1,980,000	1,966,694
U.S. Treasury Inflation Protected
Securities, .88%, 4/15/10	14,263,408 [i]	13,570,087
U.S. Treasury Notes:
3.50%, 2/15/10	3,715,000	3,537,234
4.50%, 2/15/16	10,000,000	9,567,190
4.75%, 5/15/14	3,445,000	3,381,888
4.88%, 4/30/11	181,130,000	180,818,819
		224,951,240
Total Bonds and Notes
(cost $1,006,247,998)		997,046,863

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Preferred Stocks—.6%	Shares	Value ($)

Banking—.1%
Sovereign Capital Trust IV,
Conv., $2.1875	22,050	1,019,813
Diversified Financial Services—.1%
AES Trust VII,
Conv., $3.00	14,950	732,550
U.S. Government Agencies—.4%
Federal National Mortgage
Association, Conv., $5,375	25	2,386,672
Total Preferred Stocks
(cost $4,167,131)		4,139,035

	Face Amount
	Covered by
Options—.1%	Contracts ($)	Value ($)

Call Options—.0%
12-Month Euribor Interest Swap,
March 2007 @ 4.488	48,790,000	110,304
Dow Jones NA.IG.4
May 2006 @ 1.032	14,865,000	89,190
Dow Jones NA.IG.4
May 2006 @ 1.032	19,350,000	119,970
U.S. Treasury Notes, 4.5%,
2/15/2016 May 2006 @ 99.25	13,765,000	538
		320,002
Put Options—.1%
6-Month EURIBOR Interest Swap
November 2006 @ 3.405	12,414,000	464,143
Total Options
(cost $690,041)		784,145

Other Investment—.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,358,000)	2,358,000 [j]	2,358,000

	Principal
Short-Term Investments—1.7%	Amount ($)	Value ($)

U.S. Government Agency—.1%
Federal National Mortgage
Association, 4.64%, 6/7/06	625,000 [k]	622,013

	Principal
Short-Term Investments (continued)	Amount ($)	Value ($)

U.S. Treasury Bill—1.6%
4.56%, 5/25/06	11,290,000	11,256,582
Total Short-Term Investments
(cost $11,877,819)		11,878,595

Investment of Cash Collateral
for Securities Loaned—2.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $19,129,680)	19,129,680 [j]	19,129,680

Total Investments (cost $1,044,470,669)	151.1%	1,035,336,318
Liabilities, Less Cash and Receivables	(51.1%)	(350,024,519)
Net Assets	100.0%	685,311,799

[a]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to $100,217,828 or 14.6% of net assets.
[b]	All or a portion of these securities are on loan. At April 30, 2006, the total market value of the fund’s securities on loan is $18,364,092 and the total market value of the collateral held by the fund is $19,129,680.
[c]	Non-income producing—security in default.
[d]	The value of this security has been determined in good faith under the direction of the Board of Trustees.
[e]	Variable rate security—interest rate subject to periodic change.
[f]	Principal amount stated in one of the following:
BRL—Brazilian Real
EUR—Euro
MXN—Mexican New Peso
[g]	Notional face amount shown.
[h]	Purchased on a forward commitment basis.
[i]	Principal amount for accrual purposes is perodically adjusted based on changes in the Consumer Price Index.
[j]	Investment in affiliated money market mutual fund.
[k]	Held by a broker as collateral for open financial futures positions.

Portfolio Summary (Unaudited) †

	Value (%)			Value (%)

U.S. Government & Agencies		60.7	Foreign/Governmental	2.1
Corporate Bonds		51.6	Preferred Stocks	.6
Asset/Mortgaged Backed		28.3	Futures/Options/Swaps/Forward
Short Term/Money Market Investments		4.9	Currency Exchange Contracts	.1
State Government		2.8		151.1

†	Based on net assets.
See notes to financial statements.

The Fund 27

STATEMENT OF FINANCIAL FUTURES

April 30, 2006 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2006 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	202	41,154,344	June 2006	(93,125)
Financial Futures Short
U.S. Treasury 10 Year Notes	155	16,364,609	June 2006	201,015
				107,890

See notes to financial statements.
STATEMENT OF OPTIONS WRITTEN
April 30, 2006 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options:
Dow Jones CDX.EM.4
May 2006 @ 1.039	38,700,000	131,580
Dow Jones CDX.EM.4
May 2006 @ 1.0395	29,730,000	71,352
U.S. Treasuy Notes, 4.5%, 2/15/2016
May 2006 @ 100.5	27,530,000	1,075
Peru, 8.75%, 11/21/2033 Swap
pay @ 1.70 exp. 12/20/2010
July 2006 @ 3.05	3,440,000	4,194
Put Options;
12-Month Euribor Interest Swap
March 2007 @ 5.973	48,790,000	271,985
(Premiums received $547,831)		480,186

See notes to financial statements.
28

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2006 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $18,364,092)—Note 1(c):
Unaffiliated issuers		1,022,982,989		1,013,848,638
Affiliated issuers			21,487,680	21,487,680
Cash				14,700,632
Cash denominated in foreign currencies			120	98
Receivable for investment securities sold				192,541,586
Dividends and interest receivable				9,152,885
Unrealized appreciation on swap contracts—Note 4				1,626,747
Receivable for shares of Beneficial Interest subscribed				755,700
Receivable from broker from swap transactions—Note 4				6,105
Receivable for futures variation margin—Note 4				4,922
Unrealized appreciation on forward currency exchange contracts—Note 4				4,516
Prepaid expenses				23,949
				1,254,153,458

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				575,821
Payable for investment securities purchased				545,759,451
Liability for securities on loan—Note 1(c)				19,129,680
Payable for shares of Beneficial Interest redeemed				1,455,831
Unrealized depreciation on swap contracts—Note 4				1,140,402
Outstanding options written, at value (premiums
received $547,831)—See Statement of Options Written				480,186
Unrealized depreciation on forward currency exchange contracts—Note 4				53,116
Accrued expenses				247,172
				568,841,659

Net Assets ($)				685,311,799

Composition of Net Assets ($):
Paid-in capital				718,722,692
Accumulated undistributed investment income—net				2,849,846
Accumulated net realized gain (loss) on investments				(27,704,868)
Accumulated net unrealized appreciation (depreciation) on investments, foreign currency transactions, options transactions and swap transactions
(including $107,890 net unrealized appreciation on financial futures)				(8,555,871)

Net Assets ($)				685,311,799

Net Asset Value Per Share
	Class A	Class B	Class C	Class R

Net Assets ($)	426,794,655	190,982,586	49,617,269	17,917,289
Shares Outstanding	30,367,899	13,566,169	3,536,671	1,275,675

Net Asset Value Per Share ($)	14.05	14.08	14.03	14.05

See notes to financial statements.

The Fund 29

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2006 (Unaudited)

Investment Income ($):
Income:
Interest	17,930,628
Dividends:
Unaffiliated issuers	66,598
Affiliated issuers	57,685
Income from securities lending	8,516
Total Income	18,063,427
Expenses:
Management fee—Note 3(a)	2,138,714
Shareholder servicing costs—Note 3(c)	1,436,374
Distribution fees—Note 3(b)	710,118
Trustees’ fees and expenses—Note 3(d)	46,695
Professional fees	38,395
Custodian fees—Note 3(c)	25,501
Registration fees	24,018
Prospectus and shareholders’ reports	21,165
Miscellaneous	60,591
Total Expenses	4,501,571
Less—reduction in management fee
due to undertaking—Note 3(a)	(606,848)
Net Expenses	3,894,723
Investment Income—Net	14,168,704

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(9,107,543)
Net realized gain (loss) on options transactions	11,914
Net realized gain (loss) on financial futures	(945,580)
Net realized gain (loss) on swap transactions	326,678
Net realized gain (loss) on forward currency exchange contracts	8,091
Net Realized Gain (Loss)	(9,706,440)
Net unrealized appreciation (depreciation) on investments, foreign currency transactions, options transactions and swap transactions
(including $1,463,485 net unrealized appreciation on financial futures)	2,249,754
Net Realized and Unrealized Gain (Loss) on Investments	(7,456,686)
Net Increase in Net Assets Resulting from Operations	6,712,018

See notes to financial statements.
30

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Operations ($):
Investment income—net	14,168,704	26,696,641
Net realized gain (loss) on investments	(9,706,440)	9,350,104
Net unrealized appreciation
(depreciation) on investments	2,249,754	(19,561,367)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,712,018	16,485,378

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(10,137,876)	(20,139,801)
Class B shares	(4,220,331)	(8,950,314)
Class C shares	(1,043,896)	(2,246,594)
Class R shares	(453,587)	(881,151)
Net realized gain on investments:
Class A shares	(3,370,250)	—
Class B shares	(1,597,258)	—
Class C shares	(420,636)	—
Class R shares	(138,793)	—
Total Dividends	(21,382,627)	(32,217,860)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	37,947,225	85,493,804
Class B shares	2,471,886	5,118,732
Class C shares	2,644,810	4,464,169
Class R shares	1,602,970	4,175,981

The Fund 31

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A shares	10,723,975	15,847,080
Class B shares	4,042,346	5,943,596
Class C shares	905,670	1,324,267
Class R shares	546,995	810,218
Cost of shares redeemed:
Class A shares	(64,266,086)	(159,929,269)
Class B shares	(28,045,811)	(53,861,831)
Class C shares	(10,155,631)	(20,786,473)
Class R shares	(3,547,621)	(4,085,239)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(45,129,272)	(115,484,965)
Total Increase (Decrease) in Net Assets	(59,799,881)	(131,217,447)

Net Assets ($):
Beginning of Period	745,111,680	876,329,127
End of Period	685,311,799	745,111,680
Undistributed investment income—net	2,849,846	4,536,832

32

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Capital Share Transactions:
Class A [a]
Shares sold	2,663,139	5,850,489
Shares issued for dividends reinvested	754,308	1,085,149
Shares redeemed	(4,510,967)	(10,930,548)
Net Increase (Decrease) in Shares Outstanding	(1,093,520)	(3,994,910)

Class B [a]
Shares sold	173,146	349,732
Shares issued for dividends reinvested	282,888	405,740
Shares redeemed	(1,965,447)	(3,679,861)
Net Increase (Decrease) in Shares Outstanding	(1,509,413)	(2,924,389)

Class C
Shares sold	185,729	305,819
Shares issued for dividends reinvested	63,731	90,749
Shares redeemed	(713,832)	(1,424,316)
Net Increase (Decrease) in Shares Outstanding	(464,372)	(1,027,748)

Class R
Shares sold	112,370	285,584
Shares issued for dividends reinvested	38,428	55,507
Shares redeemed	(248,780)	(280,065)
Net Increase (Decrease) in Shares Outstanding	(97,982)	61,026

[a]	During the period ended April 30, 2006, 158,729 Class B shares representing $2,268,326 were automatically converted to 158,980 Class A shares and during the period ended October 31, 2005, 267,077 Class B shares representing $3,910,123 were automatically converted to 267,545 Class A shares.
See notes to financial statements.

The Fund 33

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2006			Year Ended October 31,

Class A Shares	(Unaudited)	2005	2004 [a]	2003	2002 [b]	2001

Per Share Data ($):
Net asset value,
beginning of period	14.35	14.65	14.84	14.02	14.75	14.26
Investment Operations:
Investment income—net	.29[c]	.51[c]	.51[c]	.58[c]	.76[c]	.97
Net realized and unrealized
gain (loss)
on investments	(.15)	(.19)	(.07)	.82	(.61)	.49
Total from Investment Operations	.14	.32	.44	1.40	.15	1.46
Distributions:
Dividends from
investment income—net	(.33)	(.62)	(.59)	(.58)	(.79)	(.97)
Dividends from net realized
gain on investments	(.11)	—	(.04)	—	(.09)	—
Total Distributions	(.44)	(.62)	(.63)	(.58)	(.88)	(.97)
Net asset value, end of period	14.05	14.35	14.65	14.84	14.02	14.75

Total Return (%) [d]	.96[e]	2.17	3.04	10.12	1.05	10.42

34

	Six Months Ended
	April 30, 2006		Year Ended October 31,

Class A Shares	(Unaudited)	2005	2004 [a]	2003	2002 [b]	2001

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.08[f]	1.09	1.10	1.10	1.08	.99
Ratio of net expenses
to average net assets	.90[f]	.90	1.09	1.10	1.08	.99
Ratio of net investment income
to average net assets	4.16[f]	3.53	3.50	3.93	5.32	6.56
Portfolio Turnover Rate	377.05[e,g] 422.59[g]		736.80[g]	823.47	617.61	516.45

Net Assets, end of period
($ x 1,000)	426,795	451,437	519,446	736,291	1,009,786	926,023

[a]	As of November 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for the period ended October 31, 2004, was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) on investments per share by $.01 and increase the ratio of net investment income to average net assets from 3.46% to 3.50%. Per share data and ratios/supplemental data for periods prior to November
1, 2003 have not been restated to reflect this change in presentation.
[b]	As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended October 31, 2002 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net assets from 5.49% to 5.32%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect these changes in presentation.
[c]	Based on average shares outstanding at each month end.
[d]	Exclusive of sales charge.
[e]	Not annualized.
[f]	Annualized.
[g]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2006,
October 31, 2005 and October 31, 2004 were 223.28%, 328.78% and 705.69%, respectively.
See notes to financial statements.

The Fund 35

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
April 30, 2006			Year Ended October 31,

Class B Shares	(Unaudited)	2005	2004 [a]	2003	2002 [b]	2001

Per Share Data ($):
Net asset value,
beginning of period	14.37	14.67	14.87	14.04	14.77	14.28
Investment Operations:
Investment income—net	.26[c]	.45[c]	.44[c]	.50[c]	.69[c]	.89
Net realized and unrealized
gain (loss) on investments	(.15)	(.20)	(.08)	.85	(.61)	.49
Total from Investment Operations	.11	.25	.36	1.35	.08	1.38
Distributions:
Dividends from
investment income—net	(.29)	(.55)	(.52)	(.52)	(.72)	(.89)
Dividends from net realized
gain on investments	(.11)	—	(.04)	—	(.09)	—
Total Distributions	(.40)	(.55)	(.56)	(.52)	(.81)	(.89)
Net asset value, end of period	14.08	14.37	14.67	14.87	14.04	14.77

Total Return (%) [d]	.78[e]	1.67	2.50	9.72	.60	9.80

36

	Six Months Ended
	April 30, 2006		Year Ended October 31,

Class B Shares	(Unaudited)	2005	2004 [a]	2003	2002 [b]	2001

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.56[f]	1.58	1.57	1.53	1.52	1.55
Ratio of net expenses
to average net assets	1.40[f]	1.40	1.55	1.53	1.52	1.55
Ratio of net investment income
to average net assets	3.67[f]	3.05	3.04	3.43	4.80	5.84
Portfolio Turnover Rate	377.05[e,g] 422.59[g]		736.80[g]	823.47	617.61	516.45

Net Assets, end of period
($ x 1,000)	190,983	216,667	264,124	315,616	309,167	207,482

[a]	As of November 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for the period ended October 31, 2004, was to increase net investment income per share by less than $.01, decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.00% to 3.04%. Per share data and ratios/supplemental data for periods prior to November 1, 2003 have not been restated to reflect this change in presentation.
[b]	As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended October 31, 2002 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net assets from 4.97% to 4.80%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect these changes in presentation.
[c]	Based on average shares outstanding at each month end.
[d]	Exclusive of sales charge.
[e]	Not annualized.
[f]	Annualized.
[g]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2006,
October 31, 2005 and October 31, 2004 were 223.28%, 328.78% and 705.69%, respectively.
See notes to financial statements.

The Fund 37

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
April 30, 2006			Year Ended October 31,

Class C Shares	(Unaudited)	2005	2004 [a]	2003	2002 [b]	2001

Per Share Data ($):
Net asset value,
beginning of period	14.32	14.62	14.82	13.99	14.72	14.23
Investment Operations:
Investment income—net	.24[c]	.41[c]	.41[c]	.47[c]	.66[c]	.85
Net realized and unrealized
gain (loss) on investments	(.15)	(.20)	(.09)	.84	(.61)	.49
Total from Investment Operations	.09	.21	.32	1.31	.05	1.34
Distributions:
Dividends from
investment income—net	(.27)	(.51)	(.48)	(.48)	(.69)	(.85)
Dividends from net realized
gain on investments	(.11)	—	(.04)	—	(.09)	—
Total Distributions	(.38)	(.51)	(.52)	(.48)	(.78)	(.85)
Net asset value, end of period	14.03	14.32	14.62	14.82	13.99	14.72

Total Return (%) [d]	.65[e]	1.42	2.24	9.47	.35	9.54

38

	Six Months Ended
	April 30, 2006		Year Ended October 31,

Class C Shares	(Unaudited)	2005	2004 [a]	2003	2002 [b]	2001

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.81[f]	1.83	1.82	1.78	1.77	1.77
Ratio of net expenses
to average net assets	1.65[f]	1.65	1.80	1.78	1.77	1.77
Ratio of net investment income
to average net assets	3.43[f]	2.80	2.80	3.22	4.59	5.58
Portfolio Turnover Rate	377.05[e,g] 422.59[g]		736.80[g]	823.47	617.61	516.45

Net Assets, end of period
($ x 1,000)	49,617	57,309	73,541	93,638	102,377	85,819

[a] As of November 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for the period ended October 31, 2004, was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) on investments per share by $.01 and increase the ratio of net investment income to average net assets from 2.76% to 2.80%. Per share data and ratios/supplemental data for periods prior to November
1, 2003 have not been restated to reflect this change in presentation.
[b] As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended October 31, 2002 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net assets from 4.76% to 4.59%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect these changes in presentation.
[c] Based on average shares outstanding at each month end.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
[g] The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2006,
October 31, 2005 and October 31, 2004 were 223.28%, 328.78% and 705.69%, respectively.

The Fund 39

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
April 30, 2006			Year Ended October 31,

Class R Shares	(Unaudited)	2005	2004 [a]	2003	2002 [b]	2001

Per Share Data ($):
Net asset value,
beginning of period	14.34	14.64	14.84	14.02	14.75	14.26
Investment Operations:
Investment income—net	.31[c]	.55[c]	.56[c]	.62[c]	.81[c]	1.01
Net realized and unrealized
gain (loss) on investments	(.14)	(.20)	(.08)	.84	(.60)	.48
Total from Investment Operations	.17	.35	.48	1.46	.21	1.49
Distributions:
Dividends from
investment income—net	(.35)	(.65)	(.64)	(.64)	(.85)	(1.00)
Dividends from net realized
gain on investments	(.11)	—	(.04)	—	(.09)	—
Total Distributions	(.46)	(.65)	(.68)	(.64)	(.94)	(1.00)
Net asset value, end of period	14.05	14.34	14.64	14.84	14.02	14.75

Total Return (%)	1.16[d]	2.42	3.38	10.58	1.49	10.67

40

	Six Months Ended
	April 30, 2006		Year Ended October 31,

Class R Shares	(Unaudited)	2005	2004 [a]	2003	2002 [b]	2001

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.75[e]	.72	.70	.68	.65	.73
Ratio of net expenses
to average net assets	.65[e]	.65	.69	.68	.65	.73
Ratio of net investment income
to average net assets	4.42[e]	3.77	4.02	4.18	5.69	6.79
Portfolio Turnover Rate	377.05[d,f] 422.59[f]		736.80[f]	823.47	617.61	516.45

Net Assets, end of period
($ x 1,000)	17,917	19,699	19,219	11,259	7,970	5,854

[a]	As of November 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for the period ended October 31, 2004, was to increase net investment income per share by less than $.01, decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.98% to 4.02%. Per share data and ratios/supplemental data for periods prior to November 1, 2003 have not been restated to reflect this change in presentation.
[b]	As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended October 31, 2002 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net assets from 5.86% to 5.69%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect these changes in presentation.
[c]	Based on average shares outstanding at each month end.
[d]	Not annualized.
[e]	Annualized.
[f]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2006,
October 31, 2005 and October 31, 2004 were 223.28%, 328.78% and 705.69%, respectively.
See notes to financial statements.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Core Bond Fund (the “fund”) is a separate diversified series of Dreyfus Premier Fixed Income Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering one series, the fund.The fund’s investment objective is to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (“the Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class R. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

• By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC (“Founders”) managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.

• With the cash proceeds from an investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.

• By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

Effective March 1, 2006, Class A shares of the fund may be purchased at NAV without payment of a sales charge:

For Dreyfus-sponsored IRA “Rollover Accounts” with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at NAV in such account.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on dispo-

44

sition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Investments in registered investment companies are valued at their NAV. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of

46

the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $12,253,301 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2005. If not applied, $1,791,693 of the carryover expires in fiscal 2010, $64,381 expires in fiscal 2011, $6,064,072 expires in fiscal 2012 and $4,333,155 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005 were as follows: ordinary income $32,217,860. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $20 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2006, the fund did not borrow under either line of credit.

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken, from November 1, 2005 through September 30, 2006, that, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, interest expense, shareholder services plan fees and extraordinary expenses, exceed an annual rate of .65% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense.The reduction in management fee, pursuant to the undertaking, amounted to $606,848 during the period ended April 30, 2006.

During the period ended April 30, 2006, the Distributor retained $5,854 from commissions earned on sales of the fund’s Class A shares and $347,367 and $3,093 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2006, Class B and Class C shares were charged $509,196 and $200,922, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make

48

payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2006, Class A, Class B and Class C shares were charged $546,469, $254,598 and $66,974, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2006, the fund was charged $254,215 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2006, the fund was charged $25,501 pursuant to the custody agreement.

During the period ended April 30, 2006, the fund was charged $1,926 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $340,758, Rule 12b-1 distribution plan fees $110,228, shareholder services plan fees $138,269, custodian fees $25,187, chief compliance officer fees $1,284 and transfer agency per account fees $103,950, which are offset against an expense reimbursement currently in effect in the amount of $143,855.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, options transactions, forward currency exchange contracts and swap transactions during the period ended April 30, 2006, amounted to $2,009,579,685 and $1,839,989,419, respectively, of which $749,701,284 in purchases and $750,380,700 in sales were from mortgage dollar roll transactions.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2006, are set forth in the Statement of Financial Futures.

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund

50

would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The following summarizes the fund’s call/put options written for the

period ended April	30, 2006:

	Face Amount		Options Terminated

	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain (Loss) ($)

Contracts outstanding
October 31, 2005	211,530,000	495,326
Contracts written	393,484,000	1,206,011
Contracts terminated:
Contracts closed	112,401,000	203,390	559,523	(356,133)
Contracts expired	232,261,000	788,464	—	788,464
Contracts exercised	112,162,000	161,652	161,652	—
Total contracts
terminated	456,824,000	1,153,506	721,175	432,331
Contracts outstanding
April 30, 2006	148,190,000	547,831

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the con-

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at April 30, 2006:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)

Purchases;
Icelandic Krona,
expiring
7/11/2006	132,161,500	1,792,067	1,782,370	(9,697)
Sales;		Proceeds ($)
Euro, expiring
7/11/2005	1,445,009	1,792,067	1,830,970	(38,903)
Total				(48,600)

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

52

Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. For those credit default swaps in which the fund is receiving a fixed rate, the fund is providing credit protection on the underlying instrument.The maximum payouts for these contracts are limited to the notional amount of each swap.The following summarizes credit default swaps entered into by the fund at April 30, 2006:

					Unrealized
Notional	Reference		(Pay) Receive		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%) Expiration		(Depreciation)($)

3,892,000	Alcoa, 6.5%,
	6/1/2011	UBS Warburg	(.52)	6/20/2010	(57,758)
1,450,000	Allstate, 7.2%,	J.P. Morgan
	12/1/2009	Chase Bank	(.39)	6/20/2016	(6,029)
5,510,000	Allstate, 7.2%,
	12/1/2009	Merrill Lynch	(.35)	6/20/2016	(6,071)
4,220,000	BellSouth, 6%,	Bear Stearns
	10/15/2011	& Co.	(.62)	3/20/2016	(53,772)
2,740,000	BellSouth, 6%,	Deutsche
	10/15/2011	Bank	(.62)	3/20/2016	(34,914)
5,000,000	Structured	Morgan
	Index	Stanley	(.70)	6/20/2013	(19,378)
5,000,000	Structured	Morgan
	Index	Stanley	2.25	6/20/2016	16,437
2,979,000	CenturyTel,
	7.875%,
	8/15/2012	Citigroup	(1.16)	9/20/2015	(75,805)
866,000	CenturyTel,
	7.875%,	Morgan
	8/15/2012	Stanley	(1.15)	9/20/2015	(21,406)
6,960,000	Chubb, 6%,	Bear Stearns
	11/15/2011	& Co.	(.36)	6/20/2006	(7,667)
4,450,000	CMLTI
	2006-WMC1
	M8, 6.71%,	Morgan
	12/25/2035	Stanley	(1.20)	12/25/2035	16,317
3,892,000	ConocoPhilips,
	4.75%,	UBS
	10/15/2012	Warburg	(.29)	6/20/2010	(20,269)
1,920,000	GMAC, 6.875%,	Morgan
	8/28/2012	Stanley	2.00	9/20/2006	(4,065)
4,450,000	JPMAC
	2005-FRE1,
	CL.M8, 6.62%,	Morgan
	10/25/2035	Stanley	(1.17)	10/25/2035	20,305

The Fund 53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

					Unrealized
Notional	Reference		(Pay) Receive		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%) Expiration		(Depreciation)($)

2,328,000	Koninklijke KPN
	N.V., 8%,	Lehman
	10/1/2010	Brothers	(.80)	12/20/2010	(12,747)
1,160,000	Koninklijke
	KPN N.V., 8%,	Morgan
	10/1/2010	Stanley	(.77)	12/20/2010	(4,898)
4,450,000	MABS Trust,	J.P. Morgan
	2005-WMC1, CL.
	M8 3/25/2035	Chase Bank	(1.18)	4/25/2009	13,703
7,790,000	Morgan Stanley,
	6.6%, 4/1/2012	UBS Warburg	(.62)	6/20/2015	(167,568)
1,823,000	Nucor, 4.875%,	Bear Stearns
	10/1/2012	& Co.	(.40)	6/20/2010	(17,918)
8,440,000	Telefonica,
	S.A., 5.125%,	Deutsche
	2/14/2013	Bank	.54	3/20/2011	69,969
5,480,000	Telefonica,
	S.A., 5.125%,	J.P. Morgan
	2/14/2013	Chase Bank	.52	3/20/2011	40,584
5,415,000	Dow Jones
	CDX.NA.IG.4	Citigroup	(.71)	6/20/2010	(133,114)
3,860,000	Dow Jones	Morgan
	CDX.NA.IG.4	Stanley	(.69)	6/20/2010	(91,903)
3,055,000	Dow Jones
	CDX.NA.IG.4	Citigroup	(.69)	6/20/2010	(72,737)
6,167,000	Dow Jones	Morgan
	CDX.NA.IG.4	Stanley	(.35)	6/20/2010	(66,840)
3,871,000	Dow Jones
	CDX.NA.IG.4	Merrill Lynch	(.31)	6/20/2010	(35,210)
					(732,754)

The fund may enter into interest rate swaps which involve the exchange of commitments to pay and receive interest based on a notional principal amount. The following summarizes open interest rate swaps entered into by the fund at April 30, 2006:

					Unrealized
Notional	Reference		(Pay) Receive		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%) Expiration		(Depreciation)($)

34,310,000	USD-3 Month
	LIBOR BBA	Merrill Lynch	(5.05)	2/14/2011	479,815
18,682,000	USD-3 Month	J.P. Morgan
	LIBOR BBA	Chase Bank	(4.65)	5/13/2008	969,617
18,682,000	USD-3 Month	J.P. Morgan
	LIBOR BBA	Chase Bank	4.17	5/13/2008	(230,333)
					1,219,099

54

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

At April 30, 2006, accumulated net unrealized depreciation on investments was $9,134,351, consisting of $4,690,278 gross unrealized appreciation and $13,824,629 gross unrealized depreciation.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund 55

NOTES

For More	Information

Dreyfus Premier	Transfer Agent &
Core Bond Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Fixed Income Funds

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 30, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 30, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)